Stockholders' Deficit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Summary of Stock Option Activities

Stock option activities for the nine months ended September 30, 2020 are summarized as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding December 31, 2019	80,000	$8.84	-	$-
Granted	-	-
Cancelled	-	-
Balance Outstanding September 30, 2020	80,000	$8.84	3.58	$-
Exercisable, September 30, 2020	20,000	$8.84	3.58	$-

Stock option activities for the year ended December 31, 2019 are summarized as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding December 31, 2018	-	$-	-	$-
Granted	80,000	8.84
Cancelled	-	-
Balance Outstanding December 31, 2019	80,000	$8.84	4.33	$0
Exercisable, December 31, 2019	-	$-	-	$-

Summary of Warrant Activities

Warrant activities for the nine months ended September 30, 2020 are summarized as follows:

	Number of Shares Issuable Upon Exercise of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding December 31, 2019	3,649,861	$2.410	4.66	$311,070
Granted	28,927,200	0.070
Increase in warrants related to price protection	602,626,403	0.006
Cashless exercise of warrants for Series D preferred	(423,159,293)	0.006
Exercised	(157,297,448)	0.006
Balance Outstanding September 30, 2020	54,746,723	$0.018	4.33	$154,908
Exercisable, September 30, 2020	54,746,723	$0.018	4.33	$154,908

Warrant activities for the year ended December 31, 2019 and 2018 are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term (Years)		Aggregate Intrinsic Value
Balance Outstanding December 31, 2017	-		$-		-		$-
Granted	1,648,570	0.00
Balance Outstanding December 31, 2018	1,648,570	0.00		1.47
Granted	3,254,685	2.40
Cancellations	(1,421,059)	0.00
Increase in warrants related to price protection	395,176	2.50
Change in warrants related to dilutive rights	(227,511)	0.00
Balance Outstanding December 31, 2019	3,649,861	$2.41		4.66		$311,070
Exercisable, December 31, 2019	3,649,861	$2.41		4.66		$311,070